Debt - Narrative (Details) R$ in Billions, $ in Billions			12 Months Ended
	Jul. 23, 2021 EUR (€) tranche bank extension_option	Jun. 24, 2020 EUR (€) installment	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 BRL (R$)	Sep. 15, 2021 USD ($)	Jun. 18, 2021 EUR (€)	Apr. 30, 2021 EUR (€)	Mar. 31, 2021 EUR (€)	Mar. 19, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Jul. 08, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Disclosure of detailed information about borrowings [line items]
Increase through merger, borrowings			€ 20,000,000,000
Borrowings			33,582,000,000							€ 13,703,000,000		€ 11,696,000,000
Trade and other receivables			11,442,000,000							6,793,000,000
Commitments for leases entered and not yet commenced			81,000,000
Lease commitments for short-term leases for which recognition exemption has been used			€ 13,000,000
Lease commitments for short-term leases, expected settlement period			12 months
Property, plant and equipment and intangible assets, pledged as security			€ 1,311,000,000							243,000,000
EMTN Programme, Peugeot S.A
Disclosure of detailed information about borrowings [line items]
Borrowings											€ 5,000,000,000
Medium Term Note Programme
Disclosure of detailed information about borrowings [line items]
Maximum that may be used under the program			20,000,000,000
Medium Term Note Programme | Gross amount
Disclosure of detailed information about borrowings [line items]
Borrowings			10,571,000,000
Euro Medium Term Note Programme
Disclosure of detailed information about borrowings [line items]
Maximum that may be used under the program									€ 30,000,000,000
Medium Term Note due March 30, 2027
Disclosure of detailed information about borrowings [line items]
Face amount								€ 1,250,000,000
Coupon %								0.625%
Medium Term Note due January 18, 2029
Disclosure of detailed information about borrowings [line items]
Face amount						€ 1,250,000,000
Coupon %						0.75%
Medium Term Note due June 20, 2033
Disclosure of detailed information about borrowings [line items]
Borrowings						€ 1,250,000,000
Coupon %						1.25%
Senior Notes due January 29, 2027
Disclosure of detailed information about borrowings [line items]
Face amount | $					$ 1.0
Coupon %					1.711%
Senior Notes due September 15, 2031
Disclosure of detailed information about borrowings [line items]
Face amount | $					$ 1.0
Coupon %					2.691%
European Investment Bank Borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings			1,500,000,000
Brazil loans
Disclosure of detailed information about borrowings [line items]
Borrowings			900,000,000							0
Subsidized Brazil loans
Disclosure of detailed information about borrowings [line items]
Borrowings			400,000,000							0
Subsidized Brazil loans, construction of plant in Pernambuco
Disclosure of detailed information about borrowings [line items]
Borrowings			300,000,000							0
Maximum amount available under credit facility			1,500,000,000	R$ 6.5
Intesa Sanpaolo Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowings			6,300,000,000
Maximum amount available under credit facility		€ 6,300,000,000
Number of quarterly installments | installment		5
Guarantee received for line of credit		80.00%
Commitments not implemented, additional period		6 months
Commitments not implemented, repayment period		18 months
Commitments not implemented, negotiation period		6 months
Syndicated line of credit, 2020, PSA
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities							€ 3,000,000,000
Revolving credit facility, 2021
Disclosure of detailed information about borrowings [line items]
Maximum that may be used under the program	€ 12,000,000,000
Number of group relationship banks | bank	29
Number of tranches | tranche	2
Number of extension options | extension_option	2
Borrowings maturity extension term	1 year
Revolving credit facility, 2021 | Tranche one
Disclosure of detailed information about borrowings [line items]
Maximum that may be used under the program	€ 6,000,000,000
Borrowings maturity term	3 years
Revolving credit facility, 2021 | Tranche two
Disclosure of detailed information about borrowings [line items]
Maximum that may be used under the program	€ 6,000,000,000
Borrowings maturity term	5 years
Revolving credit facility, FCA
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 6,250,000,000
Mexico Bank Loan
Disclosure of detailed information about borrowings [line items]
Borrowings			€ 100,000,000
Mexico Bank Loan | 1-Month LIBOR
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis			3.35%	3.35%
Asset-backed financing, securitizations programs
Disclosure of detailed information about borrowings [line items]
Borrowings			€ 844,000,000
Asset backed financing
Disclosure of detailed information about borrowings [line items]
Borrowings			993,000,000							260,000,000
Trade and other receivables			149,000,000							260,000,000
Secured debt excluding lease liabilities
Disclosure of detailed information about borrowings [line items]
Borrowings			€ 366,000,000							€ 53,000,000